UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2009
                                                  -----------------
Check here if Amendment [ ]; Amendment Number:
                                                  --------------
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Trafelet Capital Management, L.P.
Address:    590 Madison Ave., 39th Floor
            New York, NY  10022

Form 13F File Number:    28-12508
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     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Faber
Title:    Chief Financial Officer
Phone:    (212) 201-7856

Signature, Place, and Date of Signing:

   /s/  Jeff Faber                  New York, NY            May 15, 2009
    ----------------------    -------------------------   ----------------
          [Signature]               [City, State]              [Date]

Trafelet & Company, LLC serves as managing member of Trafelet Services UK Limited, which serves as manager of the Reporting Manager.

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                            FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 21

Form 13F Information Table Value Total: $227,103 (thousands)

List of Other Managers reporting for this Manager:

No.     Name                                   Form 13F File Number
----------------------------------------------------------------------------
1.      Trafelet & Company Advisors, LLC        28-10829
2.      Trafelet & Company, LLC                 28-10380
3.      Remy W. Trafelet                        28-13170


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                                               FORM 13F INFORMATION TABLE
                                            1ST QUARTER ENDING MARCH 31, 2009
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
COLUMN 1                     COLUMN 2        COLUMN 3 COLUMN 4   COLUMN 5        COLUMN 6    COLUMN 7    COLUMN 8
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                                                                                                               VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS CUSIP    VALUE    SHRS OR    SH/ PUT/  INVESTMENT      OTHER       SOLE   SHARED   NONE
                                                     (X$1000)  PRN AMT    PRN CALL  DIRECTION     MANAGERS
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
AMERICAN EAGLE OUTFITTERS NE COM            02553E106  2,326     190,000 SH        SHARED-DEFINED  1, 2, 3       190,000
APPLE INC                    COM            037833100  5,256      50,000 SH  PUT   SHARED-DEFINED  1, 2, 3        50,000
APPLE INC                    COM            037833100 13,172     125,300 SH        SHARED-DEFINED  1, 2, 3       125,300
CAPSTEAD MTG CORP            COM NO PAR     14067E506  5,875     547,016 SH        SHARED-DEFINED  1, 2, 3       547,016
DELTA PETE CORP              COM NEW        247907207  1,263   1,052,552 SH        SHARED-DEFINED  1, 2, 3     1,052,552
DIRECTV GROUP INC            COM            25459L106 16,637     730,000 SH        SHARED-DEFINED  1, 2, 3       730,000
DRYSHIPS INC                 SHS            Y2109Q101 11,889   2,335,800 SH        SHARED-DEFINED  1, 2, 3     2,335,800
ENERGYSOLUTIONS INC          DEPOSITARY SH  292756202 17,899   2,069,300 SH        SHARED-DEFINED  1, 2, 3     2,069,300
FASTENAL CO                  COM            311900104  6,431     200,000 SH  PUT   SHARED-DEFINED  1, 2, 3       200,000
FIRST SOLAR INC              COM            336433107 33,175     250,000 SH  PUT   SHARED-DEFINED  1, 2, 3       250,000
GILDAN ACTIVEWEAR INC        COM            375916103  8,912   1,100,300 SH        SHARED-DEFINED  1, 2, 3     1,100,300
HATTERAS FINL CORP           COM            41902R103 10,044     401,912 SH        SHARED-DEFINED  1, 2, 3       401,912
LIFE TIME FITNESS INC        COM            53217R207  4,274     340,286 SH        SHARED-DEFINED  1, 2, 3       340,286
MARTIN MARIETTA MATLS INC    COM            573284106 11,102     140,000 SH        SHARED-DEFINED  1, 2, 3       140,000
MEAD JOHNSON NUTRITION CO    COM CL A       582839106  6,842     237,000 SH        SHARED-DEFINED  1, 2, 3       237,000
NEW YORK MTG TR INC          COM PAR $.02   649604501  1,769     465,427 SH        SHARED-DEFINED  1, 2, 3       465,427
REDWOOD TR INC               COM            758075402 35,650   2,322,500 SH        SHARED-DEFINED  1, 2, 3     2,322,500
RELIANT ENERGY INC           COM            75952B105 17,291   5,420,400 SH        SHARED-DEFINED  1, 2, 3     5,420,400
TERRA INDS INC               COM            880915103  9,832     350,000 SH        SHARED-DEFINED  1, 2, 3       350,000
UNDER ARMOUR INC             CL A           904311107    822      50,000 SH  PUT   SHARED-DEFINED  1, 2, 3        50,000
VULCAN MATLS CO              COM            929160109  6,644     150,000 SH  PUT   SHARED-DEFINED  1, 2, 3       150,000



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